STOCKHOLDERS' EQUITY (Details) - $ / shares				12 Months Ended
	Mar. 10, 2022	Oct. 05, 2020	Sep. 30, 2020	Jun. 30, 2022	Mar. 17, 2021	Nov. 16, 2020	Sep. 27, 2020	Aug. 31, 2010
Stockholders Equity Note [Line Items]
Dividends Payable, Amount Per Share	$ 0.32	$ 0.2			$ 0.15	$ 0.15
Dividends Payable, Date Declared	Mar. 10, 2022	Oct. 05, 2020
Dividends Payable, Date of Record	Apr. 04, 2022	Oct. 22, 2020
Dividends Payable, Date to be Paid	Apr. 25, 2022	Nov. 20, 2020
Preferred Class A [Member] | Investments in Equity Investees and Equity Securities [Member]
Stockholders Equity Note [Line Items]
Business Acquisition, Share Price (in dollars per share)			$ 160					$ 160
2010 Rights Plan [Member]
Stockholders Equity Note [Line Items]
Percentage Of Tender Offer For Ordinary Shares				20.00%
Percentage Of Ordinary Shares Acquiring Discount				50.00%
2010 Rights Plan [Member] | Investments in Equity Investees and Equity Securities [Member]
Stockholders Equity Note [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired				20.00%			0.00%
2020 Rights Plan [Member]
Stockholders Equity Note [Line Items]
Percentage Of Tender Offer For Ordinary Shares			15.00%
Rights issue redemption price per right			$ 0.001
2020 Rights Plan [Member] | Investments in Equity Investees and Equity Securities [Member]
Stockholders Equity Note [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired			15.00%